Non-controlling Interest - Changes in Non-controlling Interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in equity [abstract]
Beginning balance equity	$ 1,652,853	$ 1,566,393
Net income	315,841	45,121
Sale of non-controlling interest (Note 10)		47,000
Net loan receivable on sale of non-controlling interest (Note 10)		(45,050)
Interest on loan to non-controlling interest	524	203
Payments received from non-controlling interest		434
Ending balance equity	2,051,652	1,652,853
Non- controlling interests
Changes in equity [abstract]
Beginning balance equity	41,906	14,289
Net income	22,459	16,183
Sale of non-controlling interest (Note 10)		57,199
Net loan receivable on sale of non-controlling interest (Note 10)		(45,050)
Interest on loan to non-controlling interest	(2,956)	(1,149)
Payments received from non-controlling interest		434
Ending balance equity	61,409	41,906
Fekola | Non- controlling interests
Changes in equity [abstract]
Beginning balance equity	15,867	0
Net income	17,518	4,867
Sale of non-controlling interest (Note 10)		57,199
Net loan receivable on sale of non-controlling interest (Note 10)		(45,050)
Interest on loan to non-controlling interest	(2,956)	(1,149)
Ending balance equity	30,429	15,867
Masbate | Non- controlling interests
Changes in equity [abstract]
Beginning balance equity	13,705	3,808
Net income	2,484	9,897
Ending balance equity	16,189	13,705
Otjikoto | Non- controlling interests
Changes in equity [abstract]
Beginning balance equity	11,084	9,804
Net income	2,793	846
Payments received from non-controlling interest		434
Ending balance equity	13,877	11,084
Other Mineral Properties | Non- controlling interests
Changes in equity [abstract]
Beginning balance equity	1,250	677
Net income	(336)	573
Ending balance equity	$ 914	$ 1,250